Share-based compensation (Summary of Restricted Share Units Activity) (Details) - 2011 Incentive Scheme [Member] - Parent [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of restricted shares
Outstanding at the beginning of the period (in shares)	20,955,720	36,283,602	38,806,095
Granted (in shares)	22,090,030	1,530,008	16,012,644
Forfeited (in shares)	(4,007,728)	(4,628,202)	(7,312,548)
Vested (in shares)	(8,163,878)	(12,229,688)	(11,222,589)
Outstanding at the end of the period (in shares)	30,874,144	20,955,720	36,283,602
Expected to vest at the end of the period (in shares)	27,320,315
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 2.4320	$ 2.3535	$ 1.5984
Granted (in dollars per share)	5.3001	1.8618	3.3358
Forfeited (in dollars per share)	2.5561	2.7386	1.8920
Vested (in dollars per share)	2.3227	2.0151	1.4374
Outstanding at the end of the period (in dollars per share)	4.4969	$ 2.4320	$ 2.3535
Expected to vest at the end of the period (in dollars per share)	$ 4.3810